Related Party Transactions - Income Statement Disclosures (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Income	$ 23.6		$ 62.7		$ 61.7	$ 397.4	$ (125.5)
Expense	64.7		101.1		134.2	204.8	297.8
ING V
Related Party Transaction [Line Items]
Income	1.5	[1]	1.3	[1]	1.8	11.1	(36.6)
Expense	6.0	[1]	9.9	[1]	13.5	38.9	115.2
ING Group
Related Party Transaction [Line Items]
Income	7.3		13.9		13.9
Expense	13.7		2.8		8.2	78.1	78.3
ING Bank N.V.
Related Party Transaction [Line Items]
Income	1.6	[1]	39.7	[1]	35.5	367.9	(106.5)
Expense	34.1	[1]	85.0	[1]	104.6	67.1	91.0
Other
Related Party Transaction [Line Items]
Income	13.2		7.8		10.5	18.4	17.6
Expense	$ 10.9		$ 3.4		$ 7.9	$ 20.7	$ 13.3

[1]	See "Derivatives" section below.